Income Taxes (Details) - USD ($) $ in Thousands			1 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Apr. 15, 2021	Mar. 27, 2020	Feb. 05, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred tax liabilities			$ 21,500	$ 13,600	$ 8,601	$ 8,601	$ 35,645
Valuation allowance			4,700	4,500	191,835	191,835	8,084
Deferred tax asset, net of valuation allowance				8,700	30,290	30,290	272,033
Reserves for uncertain tax positions				50,900	42,500	42,500
Tax expense (benefit) related to Non-US reserve			1,700	18,600
Income tax expense related to reorganization and fresh start adjustments			2,500
Tax expenses related to various recurring items			$ 2,600	12,600
Decrease of acquiree's historical tax reserve	$ 18,400
Other tax adjustment related to acquisition	$ 2,900
Tax benefits related to US and Non-US reserve release				24,200
Tax benefits related to US tax refund				12,600
Tax benefit related to deferred tax adjustments				1,200
Reserves for uncertain tax positions					42,501	42,501	159,669
Related tax benefits				$ 300	384	384	400	$ 1,008
Amount provision for income taxes reduced if reserves not realized					42,500	42,500
Potential changes of existing liabilities related to reserve for uncertain tax positions (up to)					14,000	14,000
Income tax benefit from CARES Act		$ 39,000
Current income taxes receivable, CARES Act		151,400
Noncash deferred tax expense related to NOL utilization, CARES Act		$ 112,400
Proceeds from income tax receivable					134,000
Proceeds from income tax receivable, related interest, CARES Act					4,400
Interest and penalties resulted in an income tax expense						24,100	$ 3,000	$ 5,100
Gross tax benefit related to impairment of rigs and certain spares						192,400
Gross tax benefit related to impairment of rigs and certain spares, change in valuation allowance						92,700
Tax benefit related to settlement of uncertain tax positions						111,900
Tax benefit related to internal restructuring, net of valuation allowance adjustment						17,900
Tax expenses related to a return-to-provision adjustment and valuation allowance adjustment						21,200
Foreign tax authority
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Tax expense related to a change in valuation allowance						7,800
Foreign tax authority | UK Tax Authority
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Tax expense related to a change in valuation allowance						31,100
Domestic Tax Authority
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Valuation allowance					$ 183,800	$ 183,800